Additional Information - Condensed Financial Statements of the Company - Statements of Comprehensive Income/(Loss) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses :
General and administrative expenses	[1]	¥ (114,974)	¥ (91,846)	¥ (334,189)
Total operating expenses	[1]	(353,572)	(428,637)	(769,029)
Loss from operations		(125,697)	(191,435)	(336,095)
Other income/(loss):
Net interest income		34,671	31,411	47,304
Foreign currency exchange gain/(loss)		(1,945)	(32,872)	8,612
Impairment of available-for-sale debt investments			(5,980)
Others, net		8,397	8,294	25,387
Loss before income taxes		(96,139)	(196,113)	(252,485)
Income tax benefit		(12,976)	70,394	(20,581)
Net loss		(109,115)	(125,719)	(273,066)
Comprehensive loss attributable to Phoenix New Media Limited		(97,491)	(115,746)	(216,795)
Parent Company
Operating expenses :
General and administrative expenses		(16,902)	(16,945)	(16,556)
Total operating expenses		(16,902)	(16,945)	(16,556)
Loss from operations		(16,902)	(16,945)	(16,556)
Other income/(loss):
Net interest income		944	50	3
Foreign currency exchange gain/(loss)		(4,181)	(21,847)	5,775
Impairment of available-for-sale debt investments			(5,980)
Others, net			(5,514)	5,152
Share of loss from the subsidiaries		(82,357)	(123,773)	(200,075)
Loss before income taxes		(102,496)	(174,009)	(205,701)
Income tax benefit			64,357
Net loss		(102,496)	(109,652)	(205,701)
Other comprehensive (loss)/income		5,005	(6,094)	(11,094)
Comprehensive loss attributable to Phoenix New Media Limited		¥ (97,491)	¥ (115,746)	¥ (216,795)

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):